UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive, Suite 300
         Akron, OH  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 /s/ Michael McClary     Akron, OH     May 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $970,218 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      482    15430 SH       SOLE                        0        0    15430
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879    18000   955391 SH       SOLE                   306866        0   648525
EXXON MOBIL CORP               COM              30231G102      288     3321 SH       SOLE                        0        0     3321
FIFTH THIRD BANCORP            COM              316773100      175    12476 SH       SOLE                        0        0    12476
FIRST TR BICK INDEX FD         COM SHS          33733H107    14467   550491 SH       SOLE                   151708        0   398783
FLEXSHARES TR                  IBOXX 3R TARGT   33939L506      548    21609 SH       SOLE                        0        0    21609
GENERAL ELECTRIC CO            COM              369604103      297    14819 SH       SOLE                        0        0    14819
INTERNATIONAL BUSINESS MACHS   COM              459200101      303     1453 SH       SOLE                        0        0     1453
ISHARES INC                    MSCI BRAZIL      464286400     1234    19091 SH       SOLE                    18896        0      195
ISHARES TR                     DJ SEL DIV INX   464287168      431     7708 SH       SOLE                        0        0     7708
ISHARES TR                     BARCLYS TIPS BD  464287176    99554   846191 SH       SOLE                   247580        0   598611
ISHARES TR                     IBOXX INV CPBD   464287242    50932   440473 SH       SOLE                   106217        0   334256
ISHARES TR                     S&P500 GRW       464287309   100259  1330228 SH       SOLE                   456137        0   874091
ISHARES TR                     S&P 500 VALUE    464287408    97676  1504323 SH       SOLE                   447788        0  1056535
ISHARES TR                     BARCLYS 7-10 YR  464287440    23689   229366 SH       SOLE                       47        0   229319
ISHARES TR                     BARCLYS 1-3 YR   464287457     4256    50471 SH       SOLE                       49        0    50422
ISHARES TR                     S&P MIDCAP 400   464287507    92405   931312 SH       SOLE                   325634        0   605678
ISHARES TR                     S&P SMLCAP 600   464287804    77934  1021286 SH       SOLE                   395870        0   625416
ISHARES TR                     S&P NTL AMTFREE  464288414     1145    10469 SH       SOLE                        0        0    10469
ISHARES TR                     HIGH YLD CORP    464288513    40710   448746 SH       SOLE                   159814        0   288932
ISHARES TR                     BARCLYS 3-7 YR   464288661     4321    35714 SH       SOLE                    35714        0        0
ISHARES TR                     US PFD STK IDX   464288687      314     8051 SH       SOLE                        0        0     8051
MERCK & CO INC NEW             COM              58933Y105      542    14109 SH       SOLE                        0        0    14109
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    13382   544422 SH       SOLE                   143333        0   401089
PROCTER & GAMBLE CO            COM              742718109      291     4327 SH       SOLE                        0        0     4327
SHERWIN WILLIAMS CO            COM              824348106     2318    21329 SH       SOLE                        0        0    21329
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     1381    20202 SH       SOLE                    20202        0        0
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    32566   618303 SH       SOLE                   137231        0   481072
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    26880   730044 SH       SOLE                   261141        0   468903
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      772    31672 SH       SOLE                        0        0    31672
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     1682    70568 SH       SOLE                        0        0    70568
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474    19088   625214 SH       SOLE                   193188        0   432026
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    32501   537650 SH       SOLE                   137437        0   400213
SPDR SERIES TRUST              DJ REIT ETF      78464A607    22898   323286 SH       SOLE                    99061        0   224225
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718    18073   203134 SH       SOLE                    71833        0   131301
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775   112602  2546408 SH       SOLE                   975431        0  1570977
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    21415   492634 SH       SOLE                   180837        0   311797
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      307     5241 SH       SOLE                        0        0     5241
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1552    45607 SH       SOLE                        0        0    45607
VANGUARD WORLD FDS             ENERGY ETF       92204A306     3260    30992 SH       SOLE                    30540        0      452
VANGUARD WORLD FDS             MATERIALS ETF    92204A801     3236    39359 SH       SOLE                    38959        0      400
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    24822   478361 SH       SOLE                   150522        0   327839
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1230    63803 SH       SOLE                    63803        0        0